Diversified Real Asset Fund (Prospectus Summary): | Diversified Real Asset Fund
DIVERSIFIED REAL ASSET FUND

Supplement dated March 16, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated December 30, 2011

(as supplemented on January 30, 2012)

This supplement updates information currently in the Prospectus.  Retain this supplement with the Prospectus.

FUND SUMMARIES

Under the Principal Investment Strategies heading, delete the sixth paragraph and substitute:

A portion of the Fund's assets may be invested in the real estate industry. The Fund invests in equity securities of global companies principally engaged in the real estate industry ("real estate companies"). A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs"), REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies.